Secured Term Loan Facilities and Revolving Credit Facilities	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
6.	Secured Term Loan Facilities and Revolving Credit Facilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current
liabilities at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$66,534	$74,034
Less: current portion of deferred financing costs	(1,831)	(1,927)

Current portion of secured term loan facilities, net of deferred financing costs	$64,703	$72,107

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$650,408	$613,419
Less: non-current portion of deferred financing costs	(3,680)	(2,840)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs* **	$646,728	$610,579

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities).

**
Total
non-current
liabilities presented as amounts due to related parties includes $3,000 of share capital relating to the lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities).